Reconciliation to Consolidated Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	$ 192	$ 155	$ 325	$ 251	$ 508	$ 411	$ 343
Depreciation and amortization	84	82	167	165	329	343	364
Stock-based compensation	5	5	10	9	20	17	18
Management fees and expenses	2	2	3	3	5	5	5
Restructuring						8	21
Goodwill impairment							219
Other	(2)		(1)		(1)	1
Operating Income	103	66	146	74	155	37	(284)
Interest expense	158	159	324	317	639	623	602
Loss on extinguishment of debt			220			2	(200)
Other (income) expense, net			220	(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)	(484)	(585)	(678)
Provision (benefit) for income taxes	1	15	34	35	79	28	(198)
Income (Loss) from Continuing Operations	$ (56)	$ (108)	$ (432)	$ (277)	$ (563)	$ (613)	$ (480)